Trade and other receivables	12 Months Ended
Mar. 31, 2020
Trade and other receivables
Trade and other receivables

 14. Trade and other receivables

Trade and other receivables mainly consist of amounts owed to us by customers and amounts that we pay to our suppliers in advance. Derivative financial instruments with a positive market value are reported within this note as are contract assets, which represent an asset for accrued revenue in respect of goods or services delivered to customers for which a trade receivable does not yet exist and finance lease receivables, recognised where the Group acts as a lessor. See note 20 "Leases" for more information on the Group's leasing activities.

Accounting policies

Trade receivables represent amounts owed by customers where the right to payment is conditional only on the passage of time. Trade receivables that are recovered in instalments from customers over an extended period are discounted at market rates and interest revenue is accreted over the expected repayment period. Other trade receivables do not carry any interest and are stated at their nominal value. When the Group establishes a practice of selling portfolios of receivables from time to time these portfolios are recorded at fair value through other comprehensive income; all other trade receivables are recorded at amortised cost.

The carrying value of all trade receivables, contract assets and finance lease receivables recorded at amortised cost is reduced by allowances for lifetime estimated credit losses. Estimated future credit losses are first recorded on the initial recognition of a receivable and are based on the ageing of the receivable balances, historical experience and forward looking considerations. Individual balances are written off when management deems them not to be collectible.

	2020	2019
	€m	€m
Included within non-current assets:
Trade receivables	68	197
Trade receivables held at fair value through other comprehensive income	261	179
Net investment in leases[1]	118	—
Contract assets	583	531
Contract-related costs	628	375
Other receivables	84	78
Prepayments	212	371
Derivative financial instruments[2]	8,424	3,439
	10,378	5,170
Included within current assets:
Trade receivables	3,706	4,088
Trade receivables held at fair value through other comprehensive income	556	613
Net investment in leases[1]	32	—
Contract assets	2,980	3,671
Contract-related costs	1,293	1,132
Amounts owed by associates and joint ventures	362	388
Other receivables	871	876
Prepayments	859	1,227
Derivative financial instruments[2]	752	195
	11,411	12,190

Notes:

1Previously disclosed as part of prepayments in the year ended 31 March 2019.

2Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

The Group’s trade receivables and contract assets are classified at amortised cost unless stated otherwise and are measured after allowances for future expected credit losses, see note 22 “Capital and financial risk management” for more information on credit risk.

The carrying amounts of trade and other receivables, which are measured at amortised cost, approximate their fair value and are predominantly non-interest bearing.

The Group’s contract-related costs comprise €1,855 million (2019: €1,433 million) relating to costs incurred to obtain customer contracts and €66 million (2019: €74 million) relating to costs incurred to fulfil customer contracts; an amortisation and impairment expense of €1,475 million (2019: €1,506 million) was recognised in operating profit during the year.

In February 2020 €357 million (January and February 2019 €57 million and €70 million, respectively) of trade receivables were reclassified from amortised cost to fair value through other comprehensive income following changes to the Group’s business model under which the balances may be sold to a third party.

The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.